PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture & fixtures	Office & Communication equipment	Vehicles	Land and Building	Field camps and equipment	Right-of- use asset	Leasehold improvements	Total
	$	$		$	$	$	$	$
Cost
Balance at January 1, 2019	151,786	112,801	11,708	—	425,003	—	84,906	786,204
Additions	—	—	—	217,617	5,728	739,106	—	962,451
Disposals	—	(84,611)	—	—	(209,356)	—	—	(293,967)
Balance at December 31, 2019	151,786	28,190	11,708	217,617	221,375	739,106	84,906	1,454,688
Additions	—	—	—	—	—	—	—	—
Disposals	—	—	—	—	—	—	—	—
Revaluation of asset	—	—	—	—	—	(51,149)	—	(51,149)
Balance at December 31, 2020	151,786	28,190	11,708	217,617	221,375	687,957	84,906	1,403,539

Accumulated Depreciation
Balance at January 1, 2019	139,607	104,688	11,708	—	425,003	—	84,906	765,912
Additions	2,259	2,528	—	2,985	989	192,810	—	201,571
Disposals	—	(84,611)	—	—	(209,356)	—	—	(293,967)
Balance at December 31, 2019	141,866	22,605	11,708	2,985	216,636	192,810	84,906	673,516
Additions	1,839	2,528	—	11,938	3,964	181,850	—	202,119
Disposals	—	—	—	—	—	—	—	—
Balance at December 31, 2020	143,705	25,133	11,708	14,923	220,600	374,660	84,906	875,635
Balance at January 1, 2019	12,179	8,113	—	—	—	—	—	20,292
Balance at December 31, 2019	9,920	2,414	—	214,632	—	546,296	—	781,172
Balance at December 31, 2020	8,081	3,057	—	202,694	775	313,297	—	527,904